CAPITAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
CAPITAL COMMITMENTS [Abstract]
Fiscal year maturity schedule of capital commitments
As at December 31, 2012, the estimated timing of the payments in connection with these newbuildings is due to be paid as follows:

(in thousands of $)
Payable within 12 months to December 31, 2013	1,107,170
Payable within 12 months to December 31, 2014	1,038,715
Payable within 12 months to December 31, 2015	120,960
2,266,845